Liability for Unpaid Losses and Loss Adjustment Expenses - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Liability for Claims and Claims Adjustment Expense [Line Items]
Increase in liability for unpaid losses and loss adjustment expenses	$ 9,669	$ 4,052
Liability for unpaid losses and loss adjustment expenses	70,291	60,622	$ 60,302	$ 64,674	$ 60,240
Increase in reserves for assumed business	12,252
Adjustment expense	$ 1,195	3,187
Unpaid losses and loss adjustment expenses reported net of receivables		$ 3,650		$ 4,880